OPERATING LEASES - Rental Income To Be Collected (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Leases [Abstract]
Year 1	$ 26,128
Year 2	28,968
Year 3	0
Year 4	0
Year 5	0
Thereafter	0
Total minimum lease payments	$ 55,096